Consolidated Statement of Changes in Stockholders Equity (USD $) In Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Treasury Stock
Beginning Balance at Dec. 31, 2007	$ 696.4	$ 3.2	$ 564.5	$ 20.9	$ 2,584.9	$ (2,477.1)
Beginning Balance, Shares at Dec. 31, 2007		318.9
Comprehensive income:
Net income	776.1				776.1
Other comprehensive income,
Foreign currency translation adjustments	(14.7)			(14.7)
Comprehensive income	761.4			(14.7)	776.1
Treasury stock acquired	(494.4)					(494.4)
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes	4.6		0.6			4.0
Amortization of unearned compensation under employee plans	40.3		40.3
Exercise of stock options	27.7		(6.8)			34.5
Tax benefit relating to employee stock compensation	42.2		42.2
Ending Balance at Dec. 31, 2008	1,078.2	3.2	640.8	6.2	3,361.0	(2,933.0)
Beginning Balance, Shares at Dec. 31, 2008		318.9
Comprehensive income:
Net income	827.6				827.6
Other comprehensive income,
Foreign currency translation adjustments	7.9			7.9
Comprehensive income	835.5			7.9	827.6
Issuance of common stock, net of costs	1,569.1	0.3	1,568.8
Issuance of common stock, net of costs, Shares		26.4
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes	3.0		(3.0)			6.0
Amortization of unearned compensation under employee plans	44.6		44.6
Exercise of stock options	8.0		(4.6)			12.6
Tax benefit relating to employee stock compensation	13.4		13.4
Ending Balance at Dec. 31, 2009	3,551.8	3.5	2,260.0	14.1	4,188.6	(2,914.4)
Ending Balance, Shares at Dec. 31, 2009		345.3
Comprehensive income:
Net income	1,181.2				1,181.2
Other comprehensive income,
Foreign currency translation adjustments	5.7			5.7
Comprehensive income	1,186.9			5.7	1,181.2
Stock split in form of dividend		3.4	(3.4)
Stock split in form of dividend, Shares		345.1
Treasury stock acquired	(1,276.2)					(1,276.2)
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes	(2.6)		(14.5)			11.9
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes, Shares		(0.2)
Amortization of unearned compensation under employee plans	49.7		49.7
Exercise of stock options	38.1		3.7			34.4
Tax benefit relating to employee stock compensation	58.9		58.9
Ending Balance at Dec. 31, 2010	$ 3,606.6	$ 6.9	$ 2,354.4	$ 19.8	$ 5,369.8	$ (4,144.3)
Ending Balance, Shares at Dec. 31, 2010		690.2